Segment Information and Geographic Data - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 22,258	$ 14,779	$ 22,652
Property, plant and equipment net of accumulated depreciation	587	1,000
SWITZERLAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,272	592	2,137
Property, plant and equipment net of accumulated depreciation	85	37
Rest of EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	7,702	4,321	8,046
Property, plant and equipment net of accumulated depreciation	495	953
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	11,148	8,260	9,691
Property, plant and equipment net of accumulated depreciation	1	1
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,062	1,526	2,504
Property, plant and equipment net of accumulated depreciation	6	9
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 74	$ 80	$ 274